QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Other items:
Indefinite-lived intangible asset impairment charge						$ 3.0				$ 3.0
Gains on sale of assets				$ (1.7)		(1.9)	$ (0.6)		$ (1.7)	(2.5)	$ (17.8)
Net loss (gain) from curtailment and settlement of pension obligations	$ 0.3				$ 1.0		0.6		0.3	1.6	(1.6)
Loss on sale of product line and related exit costs		$ 0.2	$ 7.7	2.6
Legal settlements		0.2		(0.5)					(0.3)		2.5
Loss on sale of product line and related exit costs									10.5
Other expense, net	19.3	7.0	27.7	14.3	14.6	7.8	38.5	$ 7.3	68.3	68.2	36.6
Severance and related costs
Restructuring Charges
Charges	17.5	4.7	16.8	13.5	6.7	5.1	35.9	7.0	52.5	54.7	27.2
Asset impairment charges lease and cancellation costs
Restructuring Charges
Charges	$ 1.5	$ 1.9	$ 3.2	$ 0.4	$ 6.9	$ 1.6	$ 2.6	$ 0.3	$ 7.0	$ 11.4	$ 13.1